Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (1,074,228)	$ (315,354)
Income tax recovery at the statutory tax rate	(284,671)	(83,589)
Impact of rate differential of foreign jurisdiction	9,944	7,078
Non-deductible share-based compensation and related costs	33,771	20,208
Acquisition-related compensation and transaction-related costs	1,267	1,480
Other non-deductible expenses (credits) and non-taxable amounts	728	(192)
Adjustment related to prior years	(761)	(304)
Goodwill impairment	198,409	0
Changes in unrecognized benefits of deferred tax assets	38,673	27,972
Impact of foreign exchange and other	(1,579)	426
Total income tax recovery	$ (4,219)	$ (26,921)